KPMG LLP
Two Financial Center 60 South Street
Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of Panorama Plus Separate Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in Appendix A that comprise Panorama Plus Separate Account (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes, including the financial highlights in Note 8, for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2024, and the results of their operations and changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2064	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Panorama Plus Separate Account was comprised of the following sub-accounts as of December 31, 2024.

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. International Growth Sub-Account

Invesco V.I. Core Plus Bond Sub-Account

Invesco V.I. Equity and Income Sub-Account*

Invesco V.I. Main Street Sub-Account

Invesco V.I. U.S. Government Money Sub-Account

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Managed Bond Sub-Account

MML Mid Cap Growth Sub-Account

MML Short-Duration Bond Sub-Account

* See Note 2 to the financial statements for the previous name of this sub-account.

LA2064	F-2

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

		Invesco
	Fidelity®	Oppenheimer V.I.		Invesco V.I.		Invesco V.I.
	VIP	International	Invesco V.I.	Equity and	Invesco V.I.	U.S. Government	MML
	Contrafund®	Growth	Core Plus Bond	Income	Main Street	Money	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	346,152	3,496,440	176,097	582,983	1,296,871	1,163,730	34,597
Identified cost	$14,738,592	$7,479,825	$1,159,202	$10,044,644	$26,902,520	$1,163,730	$318,100
Value	$20,056,044	$6,433,450	$1,003,755	$10,178,880	$26,469,143	$1,163,730	$301,343
Receivable from C.M. Life Insurance Company	-	170	-	9	4,060	12	-
Total assets	20,056,044	6,433,620	1,003,755	10,178,889	26,473,203	1,163,742	301,343
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	2,779	3,336	551	8,780	25,177	367	-
Payable to C.M. Life Insurance Company	117	-	14	-	-	-	11
Total liabilities	2,896	3,336	565	8,780	25,177	367	11
NET ASSETS	$20,053,148	$6,430,284	$1,003,190	$10,170,109	$26,448,026	$1,163,375	$301,332
Net Assets:
Accumulation units - value	19,960,246	6,319,074	984,809	9,877,529	25,608,954	1,151,159	301,332
Contracts in payout (annuitization) period	92,902	111,210	18,381	292,580	839,072	12,217	-
Net assets	20,053,148	6,430,284	1,003,190	10,170,109	26,448,026	1,163,375	301,332
Outstanding units
Contract owners	2,517,068	1,195,001	503,787	2,676,177	5,925,791	785,205	147,751
UNIT VALUE
Panorama Plus	$7.97	$5.38	$1.99	$3.80	$4.46	$1.48	$2.04

See Notes to Financial Statements

F-3

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML
	Income &	Managed	Mid Cap	Short-Duration
	Growth	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	325,428	96,092	1,162,777	27,406
Identified cost	$3,255,671	$1,181,954	$15,062,731	$260,008
Value	$3,198,954	$1,030,633	$13,174,258	$248,843
Receivable from C.M. Life Insurance Company	-	2	943	-
Total assets	3,198,954	1,030,635	13,175,201	248,843
LIABILITIES
Payable to Annuitant mortality fluctuation fund reserve	2,199	-	2,513	-
Payable to C.M. Life Insurance Company	39	-	-	7
Total liabilities	2,238	-	2,513	7
NET ASSETS	$3,196,716	$1,030,635	$13,172,688	$248,836
Net Assets:
Accumulation units - value	3,123,424	1,030,635	13,088,914	248,836
Contracts in payout (annuitization) period	73,292	-	83,774	-
Net assets	3,196,716	1,030,635	13,172,688	248,836
Outstanding units
Contract owners	966,321	779,723	1,461,206	221,036
UNIT VALUE
Panorama Plus	$3.31	$1.32	$9.01	$1.13

See Notes to Financial Statements

F-4

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

		Invesco
	Fidelity®	Oppenheimer V.I.		Invesco V.I.		Invesco V.I.
	VIP	International	Invesco V.I.	Equity and	Invesco V.I.	U.S. Government	MML
	Contrafund®	Growth	Core Plus Bond	Income	Main Street	Money	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$35,548	$45,768	$37,581	$453,633	$-	$57,514	$17,557
Expenses
Mortality and expense risk charge and administrative expense charges	220,143	83,169	12,024	120,586	296,564	14,508	4,553
Net investment income (loss)	(184,595)	(37,401)	25,557	333,047	(296,564)	43,006	13,004
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	1,325,254	182,352	(17,797)	690,811	(814,687)	-	(27,317)
Realized gain distribution	2,255,567	469,372	-	396,219	2,558,254	-	-
Realized gain (loss)	3,580,821	651,724	(17,797)	1,087,030	1,743,567	-	(27,317)
Change in net unrealized appreciation(depreciation) of investments	1,829,082	(771,475)	12,920	(529,037)	3,639,480	-	42,899
Net gain (loss) on investments	5,409,903	(119,751)	(4,877)	557,993	5,383,047	-	15,582
Net increase (decrease) in net assets resulting from operations	5,225,308	(157,152)	20,680	891,040	5,086,483	43,006	28,586
Capital transactions:
Transfers of net premiums	11,544	9,544	-	37,514	63,255	7,497	-
Transfers due to death benefits	(72,033)	(62,476)	(30,602)	(549,546)	(105,730)	(28,121)	-
Transfers due to annuity benefit payments	(20,833)	(20,730)	(2,194)	(39,160)	(67,901)	(1,179)	-
Transfers due to withdrawal of funds	(2,474,968)	(813,086)	(65,014)	(1,196,402)	(1,938,777)	(378,211)	(10,400)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(786)	115	(11)	(753)	(3,419)	(10)	-
Transfers between Sub-Accounts and (to) from General Account	56,076	40,199	-	53,908	(759)	140,503	(200,000)
Net increase (decrease) in net assets resulting from capital transactions	(2,501,000)	(846,434)	(97,821)	(1,694,439)	(2,053,331)	(259,521)	(210,400)
Total increase (decrease)	2,724,308	(1,003,586)	(77,141)	(803,399)	3,033,152	(216,515)	(181,814)
NET ASSETS, at beginning of the year	17,328,840	7,433,870	1,080,331	10,973,508	23,414,874	1,379,890	483,146
NET ASSETS, at end of the year	$20,053,148	$6,430,284	$1,003,190	$10,170,109	$26,448,026	$1,163,375	$301,332

See Notes to Financial Statements

F-5

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML
	Income &	Managed	Mid Cap	Short-Duration
	Growth	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$67,287	$45,074	$-	$9,053
Expenses
Mortality and expense risk charge and administrative expense charges	37,035	12,362	153,542	3,864
Net investment income (loss)	30,252	32,712	(153,542)	5,189
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(42,569)	(17,671)	(628,143)	(17,382)
Realized gain distribution	421,571	-	725,365	-
Realized gain (loss)	379,002	(17,671)	97,222	(17,382)
Change in net unrealized appreciation (depreciation) of investments	2,844	10,595	1,312,822	26,479
Net gain (loss) on investments	381,846	(7,076)	1,410,044	9,097
Net increase (decrease) in net assets
resulting from operations	412,098	25,636	1,256,502	14,286
Capital transactions:
Transfers of net premiums	2,556	459	9,549	-
Transfers due to death benefits	(123,855)	-	(69,221)	-
Transfers due to annuity benefit payments	(4,997)	-	(15,744)	-
Transfers due to withdrawal of funds	(334,253)	(14,208)	(1,103,277)	(136,295)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(278)	-	(156)	-
Transfers between Sub-Accounts and (to) from General Account	225,095	(100,000)	(56,341)	(100,000)
Net increase (decrease) in net assets resulting from capital transactions	(235,732)	(113,749)	(1,235,190)	(236,295)
Total increase (decrease)	176,366	(88,113)	21,312	(222,009)
NET ASSETS, at beginning of the year	3,020,350	1,118,748	13,151,376	470,845
NET ASSETS, at end of the year	$3,196,716	$1,030,635	$13,172,688	$248,836

See Notes to Financial Statements

F-6

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.			Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.	U.S. Government	MML
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street	Money	High Yield
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment income
Dividends	$76,945	$42,835	$205,299	$27,750	$190,623	$61,012	$30,983
Expenses
Mortality and expense risk charge and administrative expense charges	185,640	83,300	126,320	12,209	259,149	15,722	5,516
Net investment income (loss)	(108,695)	(40,465)	78,979	15,541	(68,526)	45,290	25,467
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	490,672	353,158	348,025	(14,470)	(1,971,866)	-	(23,948)
Realized gain distribution	567,335	-	-	-	1,550,005	-	-
Realized gain (loss)	1,058,007	353,158	348,025	(14,470)	(421,861)	-	(23,948)
Change in net unrealized appreciation(depreciation) of investments	3,552,088	996,886	763,462	50,243	4,955,697	-	51,558
Net gain (loss) on investments	4,610,095	1,350,044	1,111,487	35,773	4,533,836	-	27,610
Net increase (decrease) in net assets resulting from operations	4,501,400	1,309,579	1,190,466	51,314	4,465,310	45,290	53,077
Capital transactions:
Transfers of net premiums	15,684	17,115	23,892	-	22,867	7,001	-
Transfers due to death benefits	(389,155)	(94,016)	(227,973)	(23,740)	(317,425)	(6,268)	-
Transfers due to annuity benefit payments	(27,061)	(20,716)	(94,276)	(6,087)	(64,166)	(43)	-
Transfers due to withdrawal of funds	(1,607,782)	(787,648)	(1,042,010)	(27,049)	(2,259,130)	(385,607)	(70,094)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(768)	(406)	(1,043)	(28)	(2,542)	(1)	-
Transfers between Sub-Accounts and (to) from General Account	(258,327)	(23,040)	(36,297)	-	69,981	374,645	-
Net increase (decrease) in net assets resulting from capital transactions	(2,267,409)	(908,711)	(1,377,707)	(56,904)	(2,550,415)	(10,273)	(70,094)
Total increase (decrease)	2,233,991	400,868	(187,241)	(5,590)	1,914,895	35,017	(17,017)
NET ASSETS, at beginning of the year	15,094,849	7,033,002	11,160,749	1,085,921	21,499,979	1,344,873	500,163
NET ASSETS, at end of the year	$17,328,840	$7,433,870	$10,973,508	$1,080,331	$23,414,874	$1,379,890	$483,146

See Notes to Financial Statements

F-7

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML
	Income &	Managed	Mid Cap	Short-Duration
	Growth	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$62,464	$39,792	$-	$17,308
Expenses
Mortality and expense risk charge and administrative expense charges	34,527	13,204	145,547	5,653
Net investment income (loss)	27,937	26,588	(145,547)	11,655
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(61,235)	(33,809)	(1,123,301)	(6,186)
Realized gain distribution	376,965	-	-	-
Realized gain (loss)	315,730	(33,809)	(1,123,301)	(6,186)
Change in net unrealized appreciation(depreciation) of investments	(129,665)	65,607	3,738,495	20,748
Net gain (loss) on investments	186,065	31,798	2,615,194	14,562
Net increase (decrease) in net assets resulting from operations	214,002	58,386	2,469,647	26,217
Capital transactions:
Transfers of net premiums	3,682	1,066	10,526	-
Transfers due to death benefits	(48,618)	-	(282,977)	(40,318)
Transfers due to annuity benefit payments	(4,561)	-	(31,518)	-
Transfers due to withdrawal of funds	(263,911)	(188,965)	(1,531,274)	(8,822)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(168)	-	(398)	-
Transfers between Sub-Accounts and (to) from General Account	(108,767)	-	(357)	-
Net increase (decrease) in net assets resulting from capital transactions	(422,343)	(187,899)	(1,835,998)	(49,140)
Total increase (decrease)	(208,341)	(129,513)	633,649	(22,923)
NET ASSETS, at beginning of the year	3,228,691	1,248,261	12,517,727	493,768
NET ASSETS, at end of the year	$3,020,350	$1,118,748	$13,151,376	$470,845

See Notes to Financial Statements

F-8

Panorama Plus Separate Account

Notes To Financial Statements

1.	ORGANIZATION

Panorama Plus Separate Account (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on September 25, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2024, the Separate Account consists of eleven sub-accounts which invest in the following mutual funds. All of the sub-accounts may not be available to every contract owner:

The sub-account listed in the first column
Sub-Accounts	invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2]
Invesco V.I. Core Plus Bond Sub-Account	Invesco V.I. Core Plus Bond Fund[2]
Invesco V.I. Equity and Income Sub-Account	Invesco V.I. Equity and Income Fund[2,4]
Invesco V.I. Main Street Sub-Account	Invesco V.I. Main Street Fund®[2]
Invesco V.I. U.S. Government Money Sub-Account	Invesco V.I. U.S. Government Money Portfolio[2]
MML High Yield Sub-Account	MML High Yield Fund[3]
MML Income & Growth Sub-Account	MML Income & Growth Fund[3]
MML Managed Bond Sub-Account	MML Managed Bond Fund[3]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[3]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[3]

In addition to the eleven sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of C.M. Life's general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]Invesco Advisers, Inc. is the investment adviser to this Fund.
3MML Investment Advisers, LLC is the investment adviser to this Fund.
[4]After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).

F-9

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Panorama Plus Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each sub-account are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account contributes to an Annuitant Mortality Fluctuation Fund (AMFF) reserve maintained by C.M. Life as required by regulatory authorities to provide for mortality losses incurred. The AMFF reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the AMFF reserve which is held in the Separate Account. Net transfers from Separate Account to the C.M. Life totaled $5,298 and $5,354 for the years ended December 31, 2024 and 2023, respectively. The AMFF reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The AMFF reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

F-10

Notes To Financial Statements (Continued)

H.	Single Reportable Segment

The Separate Account derives revenues from variable annuity products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.       RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

F-11

Notes To Financial Statements (Continued)

B.      Receivable from/Payable to C.M. Life

Certain fees such as mortality and expense risk fees are charges paid between the general investment account (the "General Account") and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

Invesco
		Fidelity®	Oppenheimer V.I.		Invesco V.I.
		VIP	International	Invesco V.I.	Equity and	Invesco V.I.
		Contrafund®	Growth	Core Plus Bond	Income	Main Street
		Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2024
	Cost of purchases	$2,442,800	$598,787	$37,581	$11,228,919	$2,879,659
	Proceeds from sales	(2,872,677)	(1,012,346)	(109,900)	(12,156,209)	(2,664,645)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2024 (continued)
Cost of purchases	$217,178	$17,557	$716,460	$45,196	$809,812
Proceeds from sales	(433,349)	(214,943)	(500,214)	(126,235)	(1,473,494)

MML
Short-Duration
Bond
Sub-Account
2024 (continued)
Cost of purchases	$9,053
Proceeds from sales	(240,151)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023
Cost of purchases	$651,264	$54,305	$263,831	$27,750	$1,877,981
Proceeds from sales	(2,460,068)	(1,003,589)	(1,601,190)	(69,279)	(2,942,022)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
2023 (continued)
Cost of purchases	$442,845	$30,983	$461,247	$40,139	$385
Proceeds from sales	(407,571)	(75,609)	(478,174)	(201,451)	(1,982,449)

F-12

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
Short-Duration
Bond
Sub-Account
2023 (continued)
Cost of purchases	$17,308
Proceeds from sales	(54,795)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

		Invesco
	Fidelity®	Oppenheimer V.I.		Invesco V.I.
	VIP	International	Invesco V.I.	Equity and	Invesco V.I.
	Contrafund®	Growth	Core Plus Bond	Income	Main Street
2024	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	1,622	1,683	-	10,329	15,765
Units withdrawn	(364,791)	(164,546)	(47,854)	(486,645)	(561,196)
Units transferred between Sub-Accounts and (to) from General Account	3,274	14,923	(1,110)	20,295	58,456
Net increase (decrease)	(359,895)	(147,940)	(48,964)	(456,021)	(486,975)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2024 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	5,184	-	808	353	1,118
Units withdrawn	(288,469)	(5,320)	(139,988)	(10,867)	(139,486)
Units transferred between Sub-Accounts and (to) from General Account	105,024	(102,217)	68,424	(76,810)	(3,640)
Net increase (decrease)	(178,261)	(107,537)	(70,756)	(87,324)	(142,008)

MML
Short-Duration
Bond
2024 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(126,424)
Units transferred between Sub-Accounts and (to) from General Account	(91,272)
Net increase (decrease)	(217,696)

		Invesco
	Fidelity®	Oppenheimer V.I.	Invesco V.I.
	VIP	International	Conservative	Invesco V.I.	Invesco V.I.
	Contrafund®	Growth	Balanced	Core Plus Bond	Main Street
2023	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	3,125	4,035	17,501	-	29,378
Units withdrawn	(381,794)	(177,417)	(427,265)	(30,294)	(816,220)
Units transferred between Sub-Accounts and (to) from General Account	(50,983)	(4,418)	(17,289)	(8)	26,155
Net increase (decrease)	(429,652)	(177,800)	(427,053)	(30,302)	(760,687)

F-13

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

	Invesco V.I.		MML	MML	MML
	U.S. Government	MML	Income &	Managed	Mid Cap
	Money	High Yield	Growth	Bond	Growth
2023 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	5,010	-	1,405	848	1,426
Units withdrawn	(279,408)	(39,492)	(125,236)	(151,834)	(248,428)
Units transferred between Sub-Accounts and (to) from General Account	267,487	-	(35,942)	-	(82)
Net increase (decrease)	(6,911)	(39,492)	(159,773)	(150,986)	(247,084)

MML
Short-Duration
Bond
2023 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(46,649)
Units transferred between Sub-Accounts and (to) from General Account	-
Net increase (decrease)	(46,649)

F-14

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Fidelity® VIP Contrafund® Sub-Account
2024	2,517,068	$7.97	$20,053,148	0.18%	1.14%	32.27%
2023	2,876,963	6.02	17,328,840	0.47	1.14	31.94
2022	3,306,615	4.57	15,094,849	0.46	1.14	(27.15)
2021	3,966,169	6.27	24,852,504	0.06	1.14	26.39
2020	3,984,317	4.96	19,753,877	0.25	1.14	29.09
Invesco Oppenheimer V.I. International Growth Sub-Account
2024	1,195,001	5.38	6,430,284	0.63	1.14	(2.79)
2023	1,342,942	5.54	7,433,870	0.58	1.14	19.69
2022	1,520,743	4.62	7,033,002	-	1.14	(27.95)
2021	1,660,588	6.42	10,659,645	-	1.14	8.97
2020	1,755,525	5.89	10,341,391	0.96	1.14	20.12
Invesco V.I. Core Plus Bond Sub-Account[5]
2024	503,787	1.99	1,003,190	3.58	1.14	1.88
2023	552,751	1.95	1,080,331	2.59	1.14	4.94
2022	583,053	1.86	1,085,921	1.91	1.14	(15.00)
2021	651,592	2.19	1,427,758	2.03	1.14	(2.76)
2020	747,680	2.25	1,684,855	3.06	1.14	8.47
Invesco V.I. Equity and Income Sub-Account[4]
2024	2,676,177	3.80	10,170,109	2.15	1.14	8.72
2023	3,132,199	3.49	10,973,508	1.85	1.14	11.33
2022	3,559,252	3.14	11,160,749	1.34	1.14	(17.80)
2021	3,912,557	3.81	14,924,656	1.48	1.14	9.38
2020	4,285,690	3.49	14,946,130	2.05	1.14	13.55
Invesco V.I. Main Street Sub-Account
2024	5,925,791	4.46	26,448,026	-	1.14	22.24
2023	6,412,765	3.65	23,414,874	0.84	1.14	21.83
2022	7,173,452	3.00	21,499,979	1.45	1.14	(21.04)
2021	7,707,111	3.80	29,253,480	0.70	1.14	26.12
2020	8,323,151	3.01	25,048,100	1.48	1.14	12.65
Invesco V.I. U.S. Government Money Sub-Account
2024	785,205	1.48	1,163,375	4.55	1.14	3.45
2023	963,467	1.43	1,379,890	4.42	1.14	3.34
2022	970,378	1.39	1,344,873	1.31	1.14	0.14
2021	932,921	1.38	1,291,174	0.01	1.14	(1.12)
2020	1,051,317	1.40	1,471,585	0.21	1.14	(0.91)
MML High Yield Sub-Account
2024	147,751	2.04	301,332	4.45	1.14	7.76
2023	255,288	1.89	483,146	6.39	1.14	11.54
2022	294,780	1.70	500,163	7.31	1.14	(12.97)
2021	288,158	1.95	561,769	8.52	1.14	6.66
2020	288,169	1.83	526,731	0.03	1.14	4.18

F-15

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)
		At December 31,			For the Years Ended December 31,
					Investment
			Net Assets		Income	Expense	Total
		Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
	MML Income & Growth Sub-Account
	2024	966,321	$3.31	$3,196,716	2.08%	1.14%	13.59%
	2023	1,037,077	2.91	3,020,350	2.06	1.14	7.96
	2022	1,196,851	2.70	3,228,691	1.44	1.14	(1.44)
	2021	1,275,554	2.74	3,491,354	1.79	1.14	24.84
	2020	1,370,677	2.19	3,005,158	2.01	1.14	1.86
	MML Managed Bond Sub-Account
	2024	779,723	1.32	1,030,635	4.18	1.14	2.44
	2023	867,047	1.29	1,118,748	3.43	1.14	5.23
	2022	1,018,033	1.23	1,248,261	2.79	1.14	(16.18)
	2021	1,144,963	1.46	1,674,911	2.89	1.14	(0.58)
	2020	1,161,211	1.47	1,708,570	0.10	1.14	6.23
	MML Mid Cap Growth Sub-Account
	2024	1,461,206	9.01	13,172,688	-	1.14	9.90
	2023	1,603,215	8.20	13,151,376	-	1.14	21.25
	2022	1,850,299	6.77	12,517,727	-	1.14	(25.96)
	2021	2,193,312	9.14	20,041,486	-	1.14	11.93
	2020	2,483,603	8.16	20,275,579	0.08	1.14	24.15
	MML Short-Duration Bond Sub-Account
	2024	221,036	1.13	248,836	2.70	1.14	4.90
	2023	438,732	1.07	470,845	3.48	1.14	5.50
	2022	485,380	1.02	493,768	2.25	1.14	(9.04)
	2021	896,408	1.12	1,002,482	3.06	1.14	0.54
	2020	848,502	1.11	943,819	-	1.14	0.19

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

[2]	The expense ratios represent the annualized contract expense of the sub-accounts of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

[4]	After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Sub-Account (Series I).

[5]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax-free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond Fund in exchange of 1 share of Invesco V.I Core Bond Fund. As a result of the underlying fund merger, the sub-account name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020- 2021 correspond to the Invesco V.I. Core Bond Sub-Account.

F-16

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B. The Separate Account reflects charges associated with the contract. These charges are either assessed in the daily pricing of unit values or through a redemption of units from contracts contained within the Separate Account.

This charge is equal, on an annual basis, to 1.07% of the daily value of the assets invested in each fund
Mortality and Expense Risk Charge[1]
This charge is assessed through reduction of unit values.
This charge is equal, on an annual basis, to 0.07% of the daily value of the contracts invested in each fund
Administrative Expense Charge[2]
This charge is assessed through reduction of unit values.
$30 per contract, annually
Contract Maintenance Fee[3]
This charge is assessed through the redemption of units.
0% - 5%
Surrender Charge
This charge is assessed through the redemption of units.

[1]	Right reserved to increase to 1.25%.

[2]	Right reserved to increase to 0.25%.

[3]	Right reserved to increase to $60.

9.       SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-17